Financial Instruments Fair Value Risk	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Financial Instruments Fair Value Risk

18. FINANCIAL INSTRUMENTS FAIR VALUE RISK

The Group is exposed to the risks of changes in fair value of its financial assets and liabilities. The following table summarises the fair values and carrying amounts of financial instruments.

	€ million	€ million	€ million	€ million
Fair values of financial assets and financial liabilities	Fair value 2017	Fair value 2016	Carrying amount 2017	Carrying amount 2016
Financial assets
Cash and cash equivalents	3,317	3,382	3,317	3,382
Held-to-maturity investments	163	142	163	142
Loans and receivables	463	398	463	398
Available-for-sale financial assets	564	509	564	509
Financial assets at fair value through profit or loss:
Derivatives	116	91	116	91
Other	139	132	139	132
	4,762	4,654	4,762	4,654
Financial liabilities
Preference shares	-	(125)	-	(68)
Bank loans and overdrafts	(995)	(1,147)	(992)	(1,146)
Bonds and other loans	(23,368)	(15,844)	(22,709)	(15,053)
Finance lease creditors	(147)	(165)	(131)	(143)
Derivatives	(421)	(185)	(421)	(185)
Other financial liabilities	(177)	-	(177)	-
	(25,108)	(17,466)	(24,430)	(16,595)

The fair value of trade receivables and payables is considered to be equal to the carrying amount of these items due to their short-term nature. The instruments that have a fair value that is different from the carrying amount are classified as Level 2 for both 2016 and 2017 with exception of preference shares which are classified as Level 1 for both years.

FAIR VALUE HIERARCHY

The fair values shown in notes 15C and 17A have been classified into three categories depending on the inputs used in the valuation technique. The categories used are as follows:

•	Level 1: quoted prices for identical instruments;
•	Level 2: directly or indirectly observable market inputs, other than Level 1 inputs; and
•	Level 3: inputs which are not based on observable market data.

For assets and liabilities which are carried at fair value, the classification of fair value calculations by category is summarised below:

		€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
	Notes	Level 1 2017	Level 1 2016	Level 2 2017	Level 2 2016	Level 3 2017	Level 3 2016	Total fair value 2017	Total fair value 2016
Assets at fair value
Other cash equivalents	17A	-	-	80	90	-	-	80	90
Available-for-sale financial assets	17A	215	138	7	98	342	273	564	509
Financial assets at fair value through profit or loss:
Derivatives(a)	16C	-	-	173	226	-	-	173	226
Other	17A	137	-	-	131	2	1	139	132

Liabilities at fair value
Derivatives(b)	16C	-	-	(534)	(331)	-	-	(534)	(331)
Contingent consideration	14	-	-	-	-	(445)	(380)	(445)	(380)

(a)	Includes €57 million (2016: €135 million) derivatives, reported within trade receivables, that hedge trading activities.
(b)	Includes €(113) million (2016: €(146) million) derivatives, reported within trade payables, that hedge trading activities.

There were no significant changes in classification of fair value of financial assets and financial liabilities since 31 December 2016. There were also no significant movements between the fair value hierarchy classifications since 31 December 2016.

The impact in the 2017 income statement due to Level 3 instruments is a gain of €26 million (2016: gain of €94 million).

Reconciliation of Level 3 fair value measurements of financial assets is given below:

Reconciliation of movements in Level 3 valuations	€ million 2017	€ million 2016
1 January	(106)	346
Gains and losses recognised in profit and loss	26	94
Gains and losses recognised in other comprehensive income	2	(12)
Purchases and new issues	(89)	(247)
Sales and settlements	(17)	(187)
Transfers into Level 3	83	-
Transfers out of Level 3	-	(100)
31 December	(101)	(106)

SIGNIFICANT UNOBSERVABLE INPUTS USED IN LEVEL 3 FAIR VALUES

The largest asset valued using Level 3 techniques is an executive Life Insurance of €22 million (2016: €25 million).

A change in one or more of the inputs to reasonably possible alternative assumptions would not change the value significantly.

During the year 2017, a Split-Dollar life insurance asset with a carrying value of €43 million as at 31 December 2016 (2015: €41 million) was derecognised. The asset was previously valued using Level 3 techniques and related to an unlisted investment recognised as an available for sale financial asset. The asset was disposed for a total consideration of €45 million and the carrying value at the time of disposal was €36 million. The 2017 impact on profit or loss was €9 million gain.

CALCULATION OF FAIR VALUES

The fair values of the financial assets and liabilities are defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Methods and assumptions used to estimate the fair values are consistent with those used in the year ended 31 December 2016.

ASSETS AND LIABILITIES CARRIED AT FAIR VALUE

•	The fair values of quoted investments falling into Level 1 are based on current bid prices.
•	The fair values of unquoted available-for-sale financial assets are based on recent trades in liquid markets, observable market rates, discounted cash flow analysis and statistical modelling techniques such as the Monte Carlo simulation. If all significant inputs required to fair value an instrument are observable, the instrument is included in Level 2. If one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3.
•	Derivatives are valued using valuation techniques with market observable inputs. The models incorporate various inputs including the credit quality of counter-parties, foreign exchange spot and forward rates, interest rate curves and forward rate curves of the underlying commodities.
•	For listed securities where the market is not liquid, and for unlisted securities, valuation techniques are used. These include the use of recent arm’s length transactions, reference to other instruments that are substantially the same and discounted cash flow calculations.

OTHER FINANCIAL ASSETS AND LIABILITIES (FAIR VALUES FOR DISCLOSURE PURPOSES ONLY)

•	Cash and cash equivalents, trade and other current receivables, bank loans and overdrafts, trade payables and other current liabilities have fair values that approximate to their carrying amounts due to their short-term nature.
•	The fair values of preference shares and listed bonds are based on their market value.
•	Non-listed bonds, other loans, bank loans and non-current receivables and payables are based on the net present value of the anticipated future cash flows associated with these instruments using rates currently available for debt on similar terms, credit risk and remaining maturities.
•	Fair values for finance lease creditors have been assessed by reference to current market rates for comparable leasing arrangements.

POLICIES AND PROCESSES USED IN RELATION TO THE CALCULATION OF LEVEL 3 FAIR VALUES

Assets valued using Level 3 valuation techniques are primarily made up of long-term cash receivables and unlisted investments. Valuation techniques used are specific to the circumstances involved. Unlisted investments include €195 million (2016: €172 million) of investments within Unilever Ventures companies.